Shareholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Shareholders' Equity

NOTE 4 – SHAREHOLDERS’ EQUITY

In July 2018, under a Private Offer Memorandum, 300,000 shares of common stock were sold for $300,000 in cash. The common stock was sold at $1.00 per share. In connection with this common stock offering, warrants to purchase 161,538 shares of common stock were issued with a strike price of $0.01 and an expiration date of five years.

In February 2019, convertible promissory notes issued in 2015 in the amount of $181,500, were amended to include a conversion price of $0.50 per share, and the principal and accrued interest totaling $211,983 was then converted into 423,966 common shares.

In February 2019, warrants to purchase 16,666 shares of common stock issued in 2014 with an exercise price of $0.01 per share were exercised for $166 in cash and the Company issued 16,666 common shares.

In April and May 2019, options to purchase 505,000 shares of common stock were granted with exercise prices of between $0.41 and $0.44 per share, and a term of 10 years from the grant date. The options vest over a period of four to five years.

On July 10, 2019, the Company entered into a securities Purchase Agreement with a certain accredited investor with respect to the private placement of 2,000,000 shares of its common stock at a purchase price of $0.50 per share, for gross proceeds of $1,000,000. This transaction closed on July 30, 2019.

On September 1, 2019, the Company granted Flacane Advisors, Inc., a company controlled by Gary Augusta, a member of the Board of Directors of the Company, warrants to purchase 300,000 shares of the Company’s common stock at an exercise price of $0.01 per share. Based on the agreement, warrants to purchase 150,000 shares vest on April 1, 2020 and warrants to purchase 150,000 shares vest on April 1, 2021. The warrants have a term of 5 years.

On September 30, 2019, the Company entered into Securities Purchase Agreements with certain accredited investors with respect to the private placement of 2,910,000 shares of common stock at a purchase price of $0.50 per share, for gross proceeds of $1,455,000. Subscribers included Bedford Falls Capital, which is controlled by Gary Augusta, our former director (1,000,000 shares); Nitesh Patel, who is the cousin of Prashant Patel, our director and President (40,000 shares); and Shilpa Patel, who is the spouse of Nitesh Patel, the brother of Prashant Patel, our director and President (20,000 shares).

NOTE 5 – STOCKHOLDERS’ EQUITY

2017

In January 2017, under a Private Offer Memorandum, 250,000 shares of Common Stock were issued for $250,000 cash. The Common Stock was sold at $1.00 per share. In connection with this Common Stock offering, warrants to purchase 87,500 shares of Common Stock were issued with a strike price of $0.01 and an expiration date of five years.

In February 2017, 25,000 shares were issued when warrants were exercised at $0.01 grant price for $250.

In March 2017, 50,000 shares were issued for services performed for the Company and valued at fair value of $12,500.

2018

In July 2018, under a Private Offer Memorandum, 300,000 shares of Common Stock were issued for $300,000 cash. The Common Stock was sold at $1.00 per share. In connection with this Common Stock offering, warrants to purchase 161,538 shares of Common Stock were issued with a strike price of $0.01 and an expiration date of five years.

In November 2018, under a Private Offer Memorandum, 1,000,000 shares of Common Stock were issued for $500,000 cash. The Common Stock was sold at $0.50 per share.